Fair Value of Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financial assets, Carrying amount:
Held-to-maturity fixed-maturity securities	$ 180,398	$ 220,752
Mortgage loans on real estate	7,182,169	6,134,525
Loans to affiliates	850,115	1,191,170
Policy loans	160,141	158,217
Acquired loans	201,268	205,131
Other invested assets	75,041	50,046
Financial liabilities, Carrying amount :
Investment contracts	84,156,386	71,735,796
Mortgage notes payable	92,184	99,210
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	204,489	219,516
Mortgage loans on real estate	7,618,106	6,554,054
Loans to affiliates	850,115	1,191,170
Policy loans	160,141	158,217
Acquired loans	273,375	247,558
Other invested assets	75,041	50,046
Financial liabilities, Fair value:
Investment contracts	84,921,955	72,477,568
Mortgage notes payable	109,119	112,884
Fair Value, Inputs, Level 2
Financial assets, Fair value:
Loans to affiliates	850,115	1,191,170
Policy loans	160,141	158,217
Acquired loans	175,888	162,320
Fair Value, Inputs, Level 3
Financial assets, Fair value:
Held-to-maturity fixed-maturity securities	204,489	219,516
Mortgage loans on real estate	7,618,106	6,554,054
Acquired loans	97,487	85,238
Other invested assets	75,041	50,046
Financial liabilities, Fair value:
Investment contracts	84,921,955	72,477,568
Mortgage notes payable	$ 109,119	$ 112,884